Income and expenses - Relationship tax expense and accounting profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Profit (loss) before taxes	€ 14,139	€ 6,772	€ (1,178)
Income tax at statutory rate of 25%	(3,535)	(1,693)	295
Effect of different local tax rate	(294)	(416)	39
Tax adjustments to the previous period	125	(63)	84
Non-deductible expenses	(301)	(324)	(431)
Research and development tax credits	517	203	177
Innovation income deduction	3,325	2,560
Non recognition of deferred tax asset	(1,292)	(1,815)	(1,706)
Recognition of previously unrecognized tax losses	221	1,186	548
Non-taxable income	574	450	406
Use of previous years' tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized	462		243
Taxes on other basis	(348)	(232)	(149)
Other	(187)	66	(481)
Income tax benefit (expense) as reported in the consolidated income statement	€ (733)	€ (78)	€ (975)